Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005527
Shareholder Report [Line Items]
Fund Name	Institutional High Yield Fund
Class Name	Institutional Class
Trading Symbol	TRHYX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,694,034,000
Holdings Count | Holding	427
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,694,034
Number of Portfolio Holdings	427

Holdings [Text Block]
Corporate Bonds	90.6%
Bank Loans	3.9
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.6
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.4
Common Stocks	0.2
Short-Term and Other	0.1

Largest Holdings [Text Block]
TransDigm	2.2%
Asurion	1.7
CCO Holdings	1.7
LifePoint Health	1.6
Cloud Software Group	1.6
HUB International	1.4
Navient	1.4
Jane Street Group	1.3
Vistra	1.2
Talen Energy Supply	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless